RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Total income from related parties and affiliated companies	$ 174,932	$ 179,204
Related party
Related Party Transaction [Line Items]
Total income from related parties and affiliated companies	21	187
Total expenses from related parties and affiliated companies	(2,474)	(2,137)
Seatankers Services (UK) LLP | Related party
Related Party Transaction [Line Items]
Total income from related parties and affiliated companies	6	0
Avance Gas AS | Related party
Related Party Transaction [Line Items]
Total income from related parties and affiliated companies	15	178
Sloane Square Capital Holdings Ltd | Related party
Related Party Transaction [Line Items]
Total income from related parties and affiliated companies	0	9
Seatankers Management Co. Ltd | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	(99)	(20)
Frontline Management (Bermuda) Limited | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	(96)	(83)
Frontline (Management) Cyprus Limited | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	(48)	0
Front Ocean Management AS | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	(273)	(211)
Front Ocean Management Ltd | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	(129)	(132)
Flex LNG Fleet Management AS | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	(1,812)	(1,656)
Seatankers Management Norway AS | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	$ (17)	$ (35)